Equity - Summary (FY) (Details) - $ / shares	3 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Jul. 06, 2021
Class of Stock [Line Items]
Common stock, par value (in dollars per share)	$ 0.00001		$ 0.00001	$ 0.00001
Common Stock: [Abstract]
Authorized shares, beginning of period (in shares)			175,000,000	90,000,000
Authorized shares, end of period (in shares)	2,000,000,000		185,000,000	175,000,000
Shares outstanding, beginning of period (in shares)			40,730,288	18,252,000
Common stock issued pursuant to business combinations (in shares)		22,000	222,000	464,000
Common stock issued on exercise of stock options, net (in shares)		12,000	84,000	270,000
Common stock issued pursuant to vesting of RSAs (in shares)			2,037,000	975,000
Common stock issued upon conversion of preferred stock (in shares)			0	61,343,000
Repurchase of common stock pursuant to Tender Offer (in shares)			0	(2,573,000)
Conversion into preferred stock (in shares)			0	(38,000,000)
Shares outstanding, end of period (in shares)	195,356,459		43,073,327	40,730,288
Preferred stock, par value (in dollars per share)	$ 0.00001		$ 0.00001	$ 0.00001	$ 0.00001
Preferred Stock: [Abstract]
Authorized shares, end of period (in shares)	50,000,000
Convertible shares issued (in shares)		5,831,000
Shares outstanding, end of period (in shares)	0
Series A Preferred Stock
Preferred Stock: [Abstract]
Authorized shares, beginning of period (in shares)			50,000,000	140,000,000
Authorized shares, end of period (in shares)			50,000,000	50,000,000
Shares outstanding, beginning of period (in shares)			44,958,000	106,301,000
Conversion of Preferred A to Common (in shares)	(44,958,000)		0	(61,343,000)
Convertible shares issued (in shares)				0
Conversion from common stock (in shares)				0
Shares outstanding, end of period (in shares)			44,958,000	44,958,000
Series B Preferred Stock
Preferred Stock: [Abstract]
Authorized shares, beginning of period (in shares)			65,000,000	10,000,000
Authorized shares, end of period (in shares)			75,000,000	65,000,000
Shares outstanding, beginning of period (in shares)			55,759,000	0
Conversion of Preferred A to Common (in shares)	(72,226,000)
Convertible shares issued (in shares)			16,467,000	17,759,000
Conversion from common stock (in shares)			0	38,000,000
Shares outstanding, end of period (in shares)			72,226,000	55,759,000